SEGMENTED INFORMATION	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION	18. SEGMENTED INFORMATION Exploration and development of mineral projects is considered the Company’s single business segment. All of the Company’s E&E assets are located in the USA.	10.SEGMENT INFORMATION The Company operates in one business segment being the exploration of mineral properties. The Company’s mineral property assets are all located in the United States.